Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table contains additional compensation and performance information for our CEO (our principal executive officer ) and other named executive officers (“NEOs”) for the fiscal years noted in the table. The disclosure included in this section is prescribed by SEC rules. For a discussion of how the company views its executive compensation program, including alignment with company performance, see the section titled “Compensation Discussion and Analysis” above.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($)	Adjusted Pre-Tax Operating Income(4) ($)
					TSR ($)	Peer Group TSR(3) ($)
2023	11,191,449	15,462,145	4,325,169	6,263,201	253.53	155.12	98,973,000	212,943,000
2022	11,109,428	4,446,107	4,963,759	2,227,524	184.02	134.26	101,180,000	269,153,000
2021	9,138,214	19,556,186	5,480,436	10,319,156	240.26	151.31	330,368,000	549,952,000
2020	6,684,306	9,327,590	6,791,746	8,212,364	129.64	111.36	49,356,000	250,288,000

(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2023	11,191,449	(6,810,931)	11,081,627	15,462,145
Average of Non-CEO NEOs
2023	4,325,169	(1,425,147)	3,363,179	6,263,201

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included(a) ($)	Total— Adjustment for Equity Values ($)
Chad R. Abraham
2023	8,153,399	1,770,014	—	1,158,214	—	11,081,627
Average of Non-CEO NEOs
2023	1,638,407	1,445,737	—	279,035	—	3,363,179

(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the years 2023 and 2022 includes Messrs. Baker, Carter, Dillahunt, and Doyle. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

(3)
Our peer group used for the TSR calculation is the S&P 500 Diversified Financials index, which is the industry index used to show our performance in our 2023 Annual Report on Form 10-K for the year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(4)
Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled to the most directly comparable U.S. GAAP financial measure in Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted Pre-Tax Operating Income
Named Executive Officers, Footnote
(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the years 2023 and 2022 includes Messrs. Baker, Carter, Dillahunt, and Doyle. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

Peer Group Issuers, Footnote
(3)
Our peer group used for the TSR calculation is the S&P 500 Diversified Financials index, which is the industry index used to show our performance in our 2023 Annual Report on Form 10-K for the year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 11,191,449	$ 11,109,428	$ 9,138,214	$ 6,684,306
PEO Actually Paid Compensation Amount	$ 15,462,145	4,446,107	19,556,186	9,327,590
Adjustment To PEO Compensation, Footnote
(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2023	11,191,449	(6,810,931)	11,081,627	15,462,145
Average of Non-CEO NEOs
2023	4,325,169	(1,425,147)	3,363,179	6,263,201

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

Year-End
Fair Value of
Equity
Awards
Granted
During Year
That
Remained
Unvested as
of Last Day
of Year
($)

Change in
Fair Value
from Last
Day of Prior
Year to Last
Day of Year
of Unvested
Equity
Awards
($)

Vesting-Date
Fair Value of
Equity
Awards
Granted
During Year
that Vested
During Year
($)

Change in
Fair Value
from Last
Day of Prior
Year to
Vesting Date
of Unvested
Equity
Awards that
Vested
During Year
($)

Value of
Dividends or
Other
Earnings Paid
on Stock or
Option
Awards Not
Otherwise
Included(a)
($)

Total—
Adjustment for
Equity Values
($)
 Chad R. Abraham
2023
	8,153,3991,770,014—1,158,214 —11,081,627 Average of Non-CEO NEOs
Non-PEO NEO Average Total Compensation Amount	$ 4,325,169	4,963,759	5,480,436	6,791,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,263,201	2,227,524	10,319,156	8,212,364
Adjustment to Non-PEO NEO Compensation Footnote
(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2023	11,191,449	(6,810,931)	11,081,627	15,462,145
Average of Non-CEO NEOs
2023	4,325,169	(1,425,147)	3,363,179	6,263,201

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

Year-End
Fair Value of
Equity
Awards
Granted
During Year
That
Remained
Unvested as
of Last Day
of Year
($)

Change in
Fair Value
from Last
Day of Prior
Year to Last
Day of Year
of Unvested
Equity
Awards
($)

Vesting-Date
Fair Value of
Equity
Awards
Granted
During Year
that Vested
During Year
($)

Change in
Fair Value
from Last
Day of Prior
Year to
Vesting Date
of Unvested
Equity
Awards that
Vested
During Year
($)

Value of
Dividends or
Other
Earnings Paid
on Stock or
Option
Awards Not
Otherwise
Included(a)
($)

Total—
Adjustment for
Equity Values
($)
 Chad R. Abraham
2023
	8,153,3991,770,014—1,158,214 —11,081,627 Average of Non-CEO NEOs
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures Used to Determine Compensation Actually Paid for 2023
The following table lists the most important performance measures used by the Committee when determining compensation actually paid for our named executive officers in 2023. The measures in the table are not ranked.
Adjusted Pre-Tax Operating Income*	Adjusted ROE*	Adjusted Earnings Per Share*
Adjusted Net Revenues*	Relative TSR

*
Non-GAAP measures which are defined and reconciled to the most directly comparable GAAP financial measure in Appendix A to this proxy statement.

Total Shareholder Return Amount	$ 253.53	184.02	240.26	129.64
Peer Group Total Shareholder Return Amount	155.12	134.26	151.31	111.36
Net Income (Loss)	$ 98,973,000	$ 101,180,000	$ 330,368,000	$ 49,356,000
Company Selected Measure Amount	212,943,000	269,153,000	549,952,000	250,288,000
PEO Name	Chad R. Abraham
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Operating Income
Non-GAAP Measure Description
(4)
Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled to the most directly comparable U.S. GAAP financial measure in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share*
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,810,931)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,081,627
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,153,399
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,770,014
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,158,214
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,425,147)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,363,179
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,638,407
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,445,737
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,035
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount